Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	864,470,890.80	38,772
Yield Supplement Overcollateralization Amount 12/31/23	92,471,096.18	0
Receivables Balance 12/31/23	956,941,986.98	38,772
Principal Payments	31,020,136.56	948
Defaulted Receivables	1,175,863.76	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	88,048,740.73	0
Pool Balance at 01/31/24	836,697,245.93	37,782

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.48%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	9,073,354.22	338
Past Due 61-90 days	3,191,925.43	114
Past Due 91-120 days	877,088.02	34
Past Due 121+ days	0.00	0
Total	13,142,367.67	486

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	570,269.46
Aggregate Net Losses/(Gains) - January 2024	605,594.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.76%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	0.62%
Third Prior Net Losses/(Gains) Ratio	0.56%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	9,622,018.33
Actual Overcollateralization	9,622,018.33
Weighted Average Contract Rate	5.93%
Weighted Average Contract Rate, Yield Adjusted	10.99%
Weighted Average Remaining Term	54.12

Flow of Funds	$ Amount
Collections	36,461,033.07
Investment Earnings on Cash Accounts	16,462.73
Servicing Fee	(797,451.66)
Transfer to Collection Account	-
Available Funds	35,680,044.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,625,326.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,182,229.63
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,622,018.33
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,389,249.74

Total Distributions of Available Funds	35,680,044.14

Servicing Fee	797,451.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	854,529,475.56
Principal Paid	27,454,247.96
Note Balance @ 02/15/24	827,075,227.60

Class A-1
Note Balance @ 01/16/24	31,879,475.56
Principal Paid	27,454,247.96
Note Balance @ 02/15/24	4,425,227.60
Note Factor @ 02/15/24	2.0477684%

Class A-2a
Note Balance @ 01/16/24	221,500,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	221,500,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-2b
Note Balance @ 01/16/24	154,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	154,000,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-3
Note Balance @ 01/16/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	316,300,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-4
Note Balance @ 01/16/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	84,000,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	31,200,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	15,650,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,836,546.44
Total Principal Paid	27,454,247.96
Total Paid	31,290,794.40

Class A-1
Coupon	5.60700%
Interest Paid	148,956.85
Principal Paid	27,454,247.96
Total Paid to A-1 Holders	27,603,204.81

Class A-2a
Coupon	5.57000%
Interest Paid	1,028,129.17
Principal Paid	0.00
Total Paid to A-2a Holders	1,028,129.17

Class A-2b
SOFR Rate	5.34600%
Coupon	5.75600%
Interest Paid	738,686.67
Principal Paid	0.00
Total Paid to A-2b Holders	738,686.67

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6934262
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.4300823
Total Distribution Amount	30.1235085

A-1 Interest Distribution Amount	0.6892959
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.0441831
Total A-1 Distribution Amount	127.7334790

A-2a Interest Distribution Amount	4.6416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.6416667

A-2b Interest Distribution Amount	4.7966667
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7966667

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	79.49
Noteholders' Third Priority Principal Distributable Amount	570.04
Noteholders' Principal Distributable Amount	350.47

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	2,603,351.22
Investment Earnings	11,591.42
Investment Earnings Paid	(11,591.42)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,708,864.57	6,429,732.95	3,116,435.38
Number of Extensions	180	194	101
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.65%	0.31%